Deferred Income Taxes - Deferred Tax Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 6,959,000	$ 6,579,000	$ 6,519,000
Deferred tax asset	1,835,000	1,594,000	1,630,000
Deferred tax asset valuation allowance	(1,835,000)	(1,594,000)	(1,630,000)
Deferred tax asset, net